Deferred income	12 Months Ended
Dec. 31, 2023
Accruals and deferred income including contract liabilities [abstract]
Deferred income
22 Deferred income
Deferred income consists of USD 390 thousand (2022: USD 880 thousand) related to a depositary fee from BNY Mellon, deferred over the course of 5 years. The amount classified as non-current in the consolidated statement of financial position is nil as of December 31, 2023 (2022: USD 345 thousand). Our depositary agreement with BNY Mellon contains a compensation for each ADS issued during our primary (IPO) and secondary offerings. This compensation is accrued over the term of the agreement. Other amounts refer to contract liabilities related to payments received from end customers in advance for goods that have been ordered but are not yet delivered. As of December 31, 2023 contract liabilities amounts to USD 2,712 thousand (2022: USD 3,437 thousand). The total amount of the contract liability, as of the beginning of the period, was recognized as revenue in 2023.